Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value	The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2021 and March 31, 2021.

	At September 30, 2021
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,145,300	¥723,791	¥—	¥3,869,091
Equity instruments	335,222	1,101	—	336,323

Total trading assets	3,480,522	724,892	—	4,205,414

Derivative financial instruments:
Interest rate derivatives	79,355	2,745,497	184	2,825,036
Currency derivatives	3	1,742,821	472	1,743,296
Equity derivatives	52,341	3,188	16,256	71,785
Commodity derivatives	1,281	10,090	—	11,371
Credit derivatives	—	22,280	1,590	23,870

Total derivative financial instruments	132,980	4,523,876	18,502	4,675,358

Financial assets at fair value through profit or loss:
Debt instruments	555,173	500,972	595,148	1,651,293
Equity instruments	3,585	404	32,619	36,608

Total financial assets at fair value through profit or loss	558,758	501,376	627,767	1,687,901

Investment securities at fair value through other comprehensive income:
Japanese government bonds	13,446,048	—	—	13,446,048
U.S. Treasury and other U.S. government agency bonds	5,846,120	—	—	5,846,120
Other debt instruments	1,381,319	5,032,709	—	6,414,028

Total debt instruments	20,673,487	5,032,709	—	25,706,196

Equity instruments	4,363,272	26,850	518,331	4,908,453

Total investment securities at fair value through other comprehensive income	25,036,759	5,059,559	518,331	30,614,649

Total	¥29,209,019	¥10,809,703	¥1,164,600	¥41,183,322

Financial liabilities:
Trading liabilities:
Debt instruments	¥2,423,416	¥55,532	¥—	¥2,478,948
Equity instruments	26,056	9,420	—	35,476

Total trading liabilities	2,449,472	64,952	—	2,514,424

Derivative financial instruments:
Interest rate derivatives	51,689	2,360,258	2,007	2,413,954
Currency derivatives	33	1,631,480	5,139	1,636,652
Equity derivatives	79,975	450	7,984	88,409
Commodity derivatives	667	8,951	—	9,618
Credit derivatives	—	27,620	90	27,710

Total derivative financial instruments	132,364	4,028,759	15,220	4,176,343

Financial liabilities designated at fair value through profit or loss	—	123,136	239,036	362,172

Others (2) (3)	—	8,817	3,096	11,913

Total	¥2,581,836	¥4,225,664	¥257,352	¥7,064,852

	At March 31, 2021
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,121,065	¥611,415	¥—	¥2,732,480
Equity instruments	403,556	4,700	—	408,256

Total trading assets	2,524,621	616,115	—	3,140,736

Derivative financial instruments:
Interest rate derivatives	47,289	3,049,703	289	3,097,281
Currency derivatives	104	2,325,254	507	2,325,865
Equity derivatives	48,283	2,908	15,411	66,602
Commodity derivatives	1,043	6,267	—	7,310
Credit derivatives	—	22,702	1,857	24,559

Total derivative financial instruments	96,719	5,406,834	18,064	5,521,617

Financial assets at fair value through profit or loss:
Debt instruments	486,073	619,641	561,450	1,667,164
Equity instruments	44,836	71	32,777	77,684

Total financial assets at fair value through profit or loss	530,909	619,712	594,227	1,744,848

Investment securities at fair value through other comprehensive income:
Japanese government bonds	14,293,611	—	—	14,293,611
U.S. Treasury and other U.S. government agency bonds	5,564,944	—	—	5,564,944
Other debt instruments	1,007,148	5,526,932	—	6,534,080

Total debt instruments	20,865,703	5,526,932	—	26,392,635

Equity instruments	4,123,247	15,959	447,605	4,586,811

Total investment securities at fair value through other comprehensive income	24,988,950	5,542,891	447,605	30,979,446

Total	¥28,141,199	¥12,185,552	¥1,059,896	¥41,386,647

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,951,218	¥51,373	¥—	¥2,002,591
Equity instruments	59,887	18,348	—	78,235

Total trading liabilities	2,011,105	69,721	—	2,080,826

Derivative financial instruments:
Interest rate derivatives	22,165	2,623,917	3,877	2,649,959
Currency derivatives	10	2,169,202	5,848	2,175,060
Equity derivatives	79,008	3,211	8,279	90,498
Commodity derivatives	510	4,861	—	5,371
Credit derivatives	—	28,454	91	28,545

Total derivative financial instruments	101,693	4,829,645	18,095	4,949,433

Financial liabilities designated at fair value through profit or loss	—	72,623	166,896	239,519

Others (2) (3)	—	8,047	1,104	9,151

Total	¥2,112,798	¥4,980,036	¥186,095	¥7,278,929

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2021 and for the fiscal year ended March 31, 2021.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2021.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2021 and 2020.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2021
	At April 1, 2021	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2021

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1,799	¥—	¥101	¥—	¥—	¥—	¥—	¥(135)	¥(1,823)	¥1,799
Currency derivatives—net	(5,341)	674	—	—	—	—	—	—	—	(4,667)	615
Equity derivatives—net	7,132	(296)	—	5,423	(3,987)	—	—	—	—	8,272	1,442
Credit derivatives—net	1,766	166	5	—	—	—	(437)	—	—	1,500	172

Total derivative financial instruments—net	(31)	2,343	5	5,524	(3,987)	—	(437)	—	(135)	3,282	4,028

Financial assets at fair value through profit or loss:
Debt instruments	561,450	47,629	20	58,818	(43,278)	—	(28,643)	—	(848)	595,148	46,888
Equity instruments	32,777	(1,291)	—	3,975	(374)	—	(2,109)	—	(359)	32,619	(1,369)

Total financial assets at fair value through profit or loss	594,227	46,338	20	62,793	(43,652)	—	(30,752)	—	(1,207)	627,767	45,519

Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	29,590	46,753	(585)	—	(5,031)	—	(1)	518,331	—

Total investment securities at f air value through other comprehensive income	447,605	—	29,590	46,753	(585)	—	(5,031)	—	(1)	518,331	—

Financial liabilities designated at fair value through profit or loss	(166,896)	3,064	775	—	—	(217,324)	135,967	—	5,378	(239,036)	3,041

Others (3) —liabilities	(1,104)	(2,607)	—	—	—	—	—	—	615	(3,096)	(2,915)

Total	¥873,801	¥49,138	¥30,390	¥115,070	¥(48,224)	¥(217,324)	¥99,747	¥—	¥4,650	¥907,248	¥49,673

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2020
	At April 1, 2020	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2020

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥688	¥—	¥9	¥(156)	¥—	¥—	¥—	¥(493)	¥(2,667)	¥139
Currency derivatives—net	(19,569)	14,294	—	—	—	—	—	—	(1,110)	(6,385)	6,092
Equity derivatives—net	(17,730)	5,691	—	2,142	(2,883)	—	—	—	—	(12,780)	2,382
Credit derivatives—net	(743)	2,841	4	—	—	—	(638)	—	—	1,464	2,842

Total derivative financial instruments—net	(40,757)	23,514	4	2,151	(3,039)	—	(638)	—	(1,603)	(20,368)	11,455

Financial assets at fair value through profit or loss:
Debt instruments	562,823	(11,554)	(19)	61,115	(38,172)	—	(22,591)	—	(967)	550,635	(11,156)
Equity instruments	21,116	(409)	—	4,531	(485)	—	(596)	9	(529)	23,637	(824)

Total financial assets at fair value through profit or loss	583,939	(11,963)	(19)	65,646	(38,657)	—	(23,187)	9	(1,496)	574,272	(11,980)

Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	18,359	2,170	(4,978)	—	(382)	130	(20)	422,669	—

Total investment securities at fair value through other comprehensive income	407,390	—	18,359	2,170	(4,978)	—	(382)	130	(20)	422,669	—

Financial liabilities designated at fair value through profit or loss	—	(1,899)	(531)	—	—	(86,041)	—	—	—	(88,471)	(1,899)

Others (3) —liabilities	51,015	(38,938)	—	—	—	—	—	—	3,592	15,669	(18,677)

Total	¥1,001,587	¥(29,286)	¥17,813	¥69,967	¥(46,674)	¥(86,041)	¥(24,207)	¥139	¥473	¥903,771	¥(21,101)

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of in vest ment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2021 and 2020, transfers out of Level 3 amounted to ¥
(
4,650
)

million and ¥(473)
million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of inputs for certain financial liabilities designated at fair value through profit or loss and derivative financial instruments, including embedded derivatives.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2021 and 2020 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2021	2020	2021	2020

	(In millions)
Net interest income	¥2,566	¥9,877	¥868	¥2,295
Net trading income (loss)	(1,756)	(25,288)	1,319	(9,504)
Net income (loss) from financial assets and liabilities at fair value through profit or loss	49,402	(13,862)	48,560	(13,879)
Other expenses	1,074	13	1,074	13

Total	¥49,138	¥(29,286)	¥49,673	¥(21,101)

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2021 and 2020, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2021	2020

	(In millions)
Balance at beginning of period	¥18,392	¥6,079
Increase due to new trades	14,309	8,741
Reduction due to redemption, sales or passage of time	(11,712)	(3,412)

Balance at end of period	¥20,989	¥11,408

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at September 30, 2021 and March 31, 2021. Qualitative information about significant unobservable inputs is consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2021.

At September 30, 2021
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:

Interest rate derivatives	¥184	¥2,007	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	8%-33%
				Interest rate volatility	3%-4%
Currency derivatives	472	5,139	Option model	Interest rate to interest rate correlation	28%-98%
				Quanto correlation	8%-47%
				Foreign exchange volatility	6%-25%
Equity derivatives	16,256	7,984	Option model	Equity to equity correlation	38%- 97%
				Quanto correlation	(19) %-37%
				Equity volatility	16%- 71%
Credit derivatives	1,590	90	CDO pricing model	Additional withdrawal ratio	45%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	595,148	—	Monte Carlo Simulation	Equity volatility	22%- 38%
			Option model	Foreign exchange volatility	10%-23%
			DCF model	Probability of default rate	0%- 10%
				Loss given default rate	10%- 100%
			Net asset value (2)	—	—
Equity instruments	32,619	—	DCF model	Probability of default rate	0%- 2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	518,331	—	Market multiples	Price/Earnings multiple	9.4 x-60.8x
				Price/Book value multiple	0.3x-2.5x
				EV/EBITDA multiple	3.7x-16.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	239,036	Option model	Equity to equity correlation	32%- 93%
				Interest rate to interest rate correlation	28%- 30%
				Quanto correlation	(19) %- 47%
				Equity volatility	18%- 49%
			Credit Default model	Quanto correlation	15%- 30%
Others (4)	—	3,096	Option model	Equity to equity correlation	46%-97%
				Interest rate to interest rate correlation	15%-98%
				Quanto correlation	(10) %-47%
				Equity volatility	16%-41%
				Foreign exchange volatility	10%-25%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2021
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:

Interest rate derivatives	¥289	¥3,877	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	8%-30%
Currency derivatives	507	5,848	Option model	Interest rate to interest rate correlation	27%- 98%
				Quanto correlation	7%- 48%
				Foreign exchange volatility	7%-31%
Equity derivatives	15,411	8,279	Option model	Equity to equity correlation	36%- 97%
				Quanto correlation	(33) %- 35%
				Equity volatility	17%- 61%
Credit derivatives	1,857	91	CDO pricing model	Additional withdrawal ratio	45%
			Credit Default model	Quanto correlation	15%- 90%
Financial assets at fair value through profit or loss:
Debt instruments	561,450	—	Monte Carlo Simulation	Equity volatility	26%- 41%
			Option model	Foreign exchange volatility	9%-32%
			DCF model	Probability of default rate	0%- 12%
				Loss given default rate	10%- 100%
			Net asset value (2)	—	—
Equity instruments	32,777	—	DCF model	Probability of default rate	0%- 2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	Market multiples	Price/Earnings multiple	9.4 x- 63.6 x
				Price/Book value multiple	0.2x -2.9x
				EV/EBITDA multiple	3.1 x- 14.8 x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	166,896	Option model	Equity to equity correlation	36%- 93%
				Interest rate to interest rate correlation	27%- 98%
				Quanto correlation	(33) %- 48%
				Equity volatility	17%- 50%
			Credit Default model	Quanto correlation	15%- 30%
Others (4)	—	1,104	Option model	Equity to equity correlation	48%- 97%
				Interest rate to interest rate correlation	15%- 98%
				Quanto correlation	(27) %- 48%
				Equity volatility	17%- 53%
				Foreign exchange volatility	9%- 32%
			Credit Default model	Quanto correlation	15%- 90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity
The fair values of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. Qualitative information about sensitivity to changes in significant unobservable inputs is consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2021.

	At September 30, 2021
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(1,823)	¥2	¥2	¥—	¥—
Currency derivatives—net	(4,667)	6	6	—	—
Equity derivatives—net	8,272	2,298	2,314	—	—
Credit derivatives—net	1,500	26	58	—	—
Financial assets at fair value through profit or loss:
Debt instruments	595,148	1,926	3,119	—	—
Equity instruments	32,619	107	200	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	518,331	—	—	14,057	13,804
Financial liabilities designated at fair value through profit or loss (1)	(239,036)	1,653	1,895	—	—
Others (1)(2) —liabilities:	(3,096)	170	167	—	—

	At March 31, 2021
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1	¥1	¥—	¥—
Currency derivatives—net	(5,341)	9	8	—	—
Equity derivatives—net	7,132	1,869	1,821	—	—
Credit derivatives—net	1,766	140	481	—	—
Financial assets at fair value through profit or loss:
Debt instruments	561,450	2,495	7,060	—	—
Equity instruments	32,777	111	227	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	—	13,753	12,833
Financial liabilities designated at fair value through profit or loss (1)	(166,896)	879	942	—	—
Others (1)(2) —liabilities:	(1,104)	425	395	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2021 and March 31, 2021. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At September 30, 2021		At March 31, 2021
	Notes	Carrying amount	Fair value	Carrying amount	Fair value

		(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥69,795	¥69,852	¥72,015	¥71,894
Loans and advances	b	98,046,153	100,658,947	97,714,938	100,324,891
Other financial assets	b	4,545,490	4,543,116	4,250,454	4,248,069

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥109,071,199	¥109,076,263	¥108,367,451	¥108,368,292
Other deposits	c	45,082,649	45,082,192	47,126,203	47,132,088
Borrowings	c	19,805,014	19,917,725	19,042,714	19,193,217
Debt securities in issue	c	11,687,594	11,843,883	11,228,600	11,375,401
Other financial liabilities	c	9,020,950	9,020,952	8,416,003	8,416,002

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.